Subsequent Events (Details) (Class of Units A [Member])	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Subsequent Event [Member]	Apr. 01, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Partnership pays the Placement Agent the following percentage, based on net asset value (in hundredths)	3.375%	3.375%
Future annual Placement Agent fee paid by the Partnership, based on net asset value (in hundredths)			2.00%